Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

		At December 31,
	Note	2016	2017	2018
		(in thousands)
Current
Venture debt	14.2	—	—	823
Interest-bearing receivables financing	14.3	7,712	7,413	10,295
Total current portion		$7,712	$7,413	$11,118
Non-current
Convertible debt and accrued interest	14.1	$16,338	$17,063	$19,723
Venture debt	14.2	—	—	11,811
Total non-current portion		$16,338	$17,063	$31,534

As of December 31, 2018, the Company had no drawn or undrawn committed borrowing or overdraft facilities in place.
Convertible debt
On April 14, 2015, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C., one of the Company’s existing shareholders, regarding the issuance and sale of a convertible note in the principal amount of $12 million(the “2015 note”), which note was convertible into the Company’s American Depositary Shares (“ADSs”), each representing one ordinary share, nominal value €0.02 per share, at a conversion rate of 540.5405 ADSs for each $1,000 principal amount of the 2015 note, subject to certain adjustments, which equated to an initial conversion price of $1.85 per ADS. On October 30, 2017, the convertible note was further amended to extend the term from April 14, 2018 to April 14, 2019. On September 27, 2018, the convertible note was amended to extend the term by two years to April 14, 2021, and to decrease the conversion price from $1.85 to $1.70. In addition, the Company issued to Nokomis, for a total subscription price of $1.00, warrants to acquire 1,800,000 ADSs at an exercise price of $1.70 per ADS. Such warrants are exercisable at any time and expire April 14, 2021.
On April 27, 2016, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. and two other financial institutions (the “Holders”) regarding the issuance and sale of convertible notes in the aggregate principal amount of $7.16 million (the “2016 notes”), which are convertible into the Company’s ADS. The initial conversion price of the 2016 notes was $2.7126 per ADS. On October 30, 2017, the convertible note agreement was amended to extend the term from April 27, 2019 to April 27, 2020. In addition, the conversion price was decreased from $2.71 to $2.25.
On September 27, 2018, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $4.5 million (the "2018 notes") under which the convertible note matures in April 2021 and is subordinated to certain venture debt to be issued by the Company and is convertible, at the holder’s option, into the company’s ADSs at a conversion rate of $1.70 per ADS. On September 27, 2018, all of the convertible notes issued in 2015 and convertible notes with a principal amount of $6 million issued in 2016 were amended to allow the convertible notes to be subordinated to certain venture debt to be issued by the Company.
On October 26, 2018, the Company further amended the 2015 note, the 2016 note and the 2018 note with Nokomis to clarify the terms of the subordination of these convertible notes to the Company’s venture debt holder.
The 2015, 2016 and 2018 notes (together, “the Notes”) are unsecured obligations of the Company. The Notes issued in 2015 and 2018 will mature on April 14, 2021 and the 2016 Notes will mature on April 27, 2020. The Notes are not redeemable prior to maturity at the option of the Company. The accreted principal amounts of the notes are convertible at any time or times on or after the issuance dates until maturity, in whole or in part, subject to certain adjustments for significant corporate events, including dilutive issuances, dividends, stock splits and other similar events. Interest accrues on the unconverted portion of the notes at the rate of 7% per year, paid in kind annually on the anniversaries of the issuance of the Notes. The notes also provide for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the notes to become or to be declared due and payable.
In the event of a recapitalization, reorganization, reclassification, consolidation, merger, sale of all or substantially all of the Company’s assets or other transaction, which in each case results in the Company’s shareholders receiving stock, securities or assets with respect to or in exchange for their ADSs or ordinary shares, the holders shall elect, at their option, either (a) to require the Company to repurchase for cash the entire accreted principal amount of the Notes or (b) to convert the Notes in their entirety.
The Notes contain customary ongoing covenants of the Company. In addition, the Notes provide that the Company will not grant a consensual security interest or pledge its personal property assets to a third-party lender (with certain limited exceptions) during the time that the notes are outstanding. Any amendment or waiver of the terms of the Notes requires the affirmative consent of the holders.

The 2015 and 2016 notes were accounted for as compound financial instruments with two components:

•	A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and

•
An embedded derivative, which is the holder's call option whereby the Company can be required to issue a number of shares in exchange for notes, at a rate which may vary during the first twelve months after issuance of the 2015 note under certain contractual conditions and during the period beginning on April 28, 2016 and ending on May 12, 2016 for the 2016 notes, and at the fixed conversion rate for the 2018 note.

The initial fair value of the 2015 and 2016 notes was split between these two components.
The fair value of the liability component on the issuance date represents the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company has used 24.26% and 25.69% as the market rate of interest in order to value the liability components of the 2015 and 2016 notes on issuance, respectively.
The embedded derivatives of the 2015 and 2016 notes were valued using the Black-Scholes valuation model. On April 14, 2015, the initial fair value of the embedded derivative of the 2015 note was calculated to be $4,055,000. On April 14, 2016, when the conversion rate of the 2015 notes was fixed, the fair value of the embedded derivative was calculated to be $8,324,000 ($6,091,000 at December 31, 2015). The change in fair value was recorded as financial expense for $2,233,000 in the year ended December 31, 2016 and the fair value of the embedded derivative was transferred from liabilities to Other Capital Reserves in shareholders’ equity. Following the extension of the term, the change in fair value of the conversion option before and after the amendment was calculated to be $2,120,000 and was recorded as financial expense and in Other Capital Reserves in shareholders’ equity. The debt component on October 30, 2017 was remeasured to take into account the new term using the effective interest rate calculated at the date of issue. The debt was reduced by an amount of $1,994,000 recorded in financial income. Following the amendment signed in September 27, 2018, the fair value of the debt just prior to amendment was estimated in order to record a loss on extinguishment of $265,000 recorded as Convertible debt amendments in the Consolidated Statements of Operations. The amended debt was then recorded at its fair value assuming a market rate of interest, with the calculated value of the conversion option of $3,788,000 recorded in Other Capital Reserves in shareholders’ equity. In the amendment signed on September 27, 2018, the Company issued to Nokomis, for a total subscription price of $1.00, warrants to acquire 1,800,000 ADSs at an exercise price of $1.70 per ADS. Such warrants are exercisable at any time and expire April 14, 2021. The calculated value of these warrants amounted to $749,000, of which $523,000 was recorded as a reduction of the amount of debt.
The fair value of the embedded derivative of the 2016 notes on the issuance date of April 27, 2016 was calculated to be $2,597,000 and was recalculated to be $1,947,000 when the conversion rate of the 2016 Notes was fixed on May 12, 2016. The change in fair value was recorded as financial income for $650,000 in the year ended December 31, 2016, and the value of the embedded derivative as of May 12, 2016 was transferred from liabilities to Other Capital Reserves in shareholders’ equity. Following the extension of the term and the decrease of the conversion price, the change in fair value of the conversion option before and after the amendment was calculated to be $1,298,000 and was recorded as financial expense and in Other Capital Reserves in shareholders’ equity. The debt component on October 30, 2017 was remeasured to take into account the new term using the effective interest rate calculated at the date of issue. The debt was reduced by an amount of $1,103,000 recorded in financial income.
The net impact of the October 30, 2017 amendments of the convertible notes recorded in financial expense amounted to $322,000.
On May 9, 2017, a Holder of 2016 notes with a principal value of $160,000 converted the debt, plus accrued interest of $11,594 into a total of 63,258 ADS. On October 30, 2018 and in connection with entering into the venture debt issuance agreement, the Company retired convertible notes issued on April 27, 2016 and due on April 27, 2020, with a principal amount of $1 million, by paying the principal and accrued interest due as of October 30, 2018 to the noteholder. We recognized $400,000 in financial expense related to the early retirement of this debt after the repayment.

The 2018 note was accounted for as compound financial instruments with two components:

•	A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and

•	An equity component for the value of the conversion option.
The initial fair value of the notes was split between these two components.
The fair value of the equity component of the 2018 notes on the issuance date of September 27, 2018 was calculated to be $1,366,000 and was recorded in Other Capital Reserves in shareholders’ equity, net of transaction costs. The Company has used 23.81% as the market rate of interest in order to value the liability component of the note.
All remaining convertible notes issued in 2015, 2016 and 2018 are held by one institutional investor, Nokomis Capital.
Venture debt
On October 26, 2018, the Company entered into a bond issuance agreement with Harbert European Specialty Lending Company II S.a.r.l (the “Harbert”) whereby Harbert agreed to loan to the Company €12 million ($14.0 million using the exchange rate as of October 26, 2018), at a stated rate of interest of 9%, to be repaid monthly over 42 months (the “Bond”).The Company may redeem or repurchase the notes before the maturity date, subject to making certain contractual payments. The contract also requires the Company to pay an additional fee equal to 2.5% of the principal at the end of the term. The Bond is secured by various assets of the Company (See Note 20), including intellectual property, and is senior to all the convertible notes. Also on October 26, 2018, the Company issued to Harbert, for a total subscription price of $1.00, warrants to acquire 816,716 ADSs at an exercise price of $1.34 per ADS. Such warrants are exercisable at any time and expire October 26, 2028.

The amounts received from Harbert, net of transaction costs, were allocated to (i) the warrants for an amount of €712,000 ($819,000), which was recorded in Other Capital Reserves in shareholders’ equity, and (ii) the liability component for €10.9 million ($12.8 million).
During the first twelve months, Sequans pays only interest and then begins to reimburse the principal during the remaining 30 months until April 26, 2022.
Interest-bearing financing of receivables
In June 2014, the Company entered into a factoring agreement with a French financial institution whereby a line of credit was made available equal to 90% of the face value of accounts receivable from product sales to qualifying customers. In July 2017, the Company signed an amendment to the initial agreement to include limited financing of accounts receivable from service sales. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. The Company pays a commission on the face value of the accounts receivable submitted and interest at the rate of 1.60% (LIBOR 3 months +1%) on any draw-down of the resulting line of credit. In the event that the customer does not pay the invoice within 60 days of the due date, the receivable is excluded from the line of credit, and recovery becomes the Company’s responsibility. At December 31, 2018, $10,295,000 ($7,413,000 at December 31, 2017 and $7,712,000 at December 31, 2016) had been drawn on the line of credit and recorded as a current borrowing.